Summary of Significant Accounting Policies and Estimates	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies and Estimates [Abstract]
Summary of Significant Accounting Policies and Estimates

2. Summary of Significant Accounting Policies and Estimates

There have been no material changes to our significant accounting policies as compared to those described in our Current Report on Form 8-K/A filed with the SEC on March 31, 2014 other than as noted below in Common Stock Warrants.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying footnotes. These estimates include, but are not limited to: revenue recognition, useful lives assigned to long-lived assets, realizability of deferred tax assets, valuation of common and preferred stock options, and the valuation of common stock for purposes of determining stock-based compensation and contingencies. Actual results could differ from those estimates.

Concentration of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially subject us to concentrations of credit risk consist principally of cash and accounts receivable. We maintain our cash accounts in excess of federally insured limits. However, we believe we are not exposed to significant credit risk due to the financial position of the depository institutions in which these deposits are held.

We extend credit to customers in the normal course of business and perform ongoing credit evaluations of our customers. Concentrations of credit risk with respect to accounts receivable exist to the full extent of amounts presented in the consolidated financial statements. We perform ongoing credit evaluations of our customers and do not require collateral from our customers to secure accounts receivable.

Accounts receivable are derived from the sale of products shipped and services performed for customers located in the U.S. and throughout the world. Invoices are aged based on contractual terms with the customer. We review accounts receivable for collectability and provide an allowance for credit losses, as needed. We have not experienced any losses related to accounts receivable as of March 31, 2014 and December 31, 2013.

Many of the sales contracts with customers outside of the U.S. are settled in a foreign currency other than the U.S. dollar. We do not enter into any foreign currency hedging agreements and are susceptible to gains and losses from foreign currency fluctuations. To date, we have not experienced significant gains or losses upon settling foreign contracts.

As of March 31, 2014, we had three customers with accounts receivable balances totaling 10% or more of our total accounts receivable (27%, 12% and 10%), compared with five customers as of March 31, 2013 (18%, 18%, 16% 13% and 12%).

In the three months ended March 31, 2014, we had two customers with net revenue balances of 10% or more of our total customer revenue (25% and 11%), compared with four customers in the three months ended March 31, 2013 (14%, 13%, 11% and 10%).

Common Stock Warrants

We account for the common stock warrants issued in connection with our merger, See Note 3, The Merger, Offering and Other Related Matters, in accordance with the guidance in Accounting Standards Codification ("ASC") 815-40 whereby under that provision the warrants do not meet the criteria for equity treatment and are recorded as a liability. The warrants have an anti-dilution clause that allows for a decrease in the exercise price of the warrants if the Company issues additional shares of common stock without consideration or for consideration per share less than the common stock warrant's exercise price. Accordingly, we classified the warrant instruments as liabilities at their fair market value at the date of the merger and will re-measure the warrants at each balance sheet date until they are exercised or they expire. Any change in the fair value is recognized in our consolidated statement of operations.

The fair value of the warrant liability was determined using the Binomial Lattice pricing model. This model is dependent upon several variables such as the instrument's term, expected strike price, current stock price, risk-free interest rate estimated over the expected term, and the estimated volatility of our stock over the term of warrant. The expected strike price is estimated based on a weighted average probability analysis of the strike price changes expected during the term as a result of the anti-dilution clause in the agreement. The risk-free rate is based on U.S. Treasury securities with similar maturities as the expected terms of the warrants. The volatility is estimated based on blending the volatility rates for a number of similar publicly-traded companies.

Recently Adopted Accounting Standards

No new accounting pronouncements issued or effective during the three months ended March 31, 2014 had or is expected to have a material impact on our results of operations or financial condition.

2. Summary of Significant Accounting Policies and Estimates

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States and include the accounts of Ekso Bionics, Inc. and its wholly-owned subsidiary, Ekso Bionics, Ltd. All significant intercompany transactions and balances have been eliminated.

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet, and the reported amounts of revenues and expenses during the reporting period. For the Company, these estimates include, but are not limited to: revenue recognition, useful lives assigned to long-lived assets, realizability of deferred tax assets, valuation of common and preferred stock warrants and options, and the valuation of common stock for purposes of determining stock-based compensation and contingencies. Actual results could differ from those estimates.

Foreign Currency Translation

The Company uses the U.S. dollar as its functional currency. Since some of the Company's transactions are executed in various non-U.S. dollar currencies, the Company converts these transactions into U.S. dollars for reporting purposes. Income, expenses and cash flows are translated at average exchange rates prevailing during the reporting period, and assets and liabilities are translated at year-end exchange rates. Foreign exchange transaction gains and losses are included in other income (expense), in the accompanying consolidated statements of operations. Amounts of such gains and losses were not significant through December 31, 2013.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity of three months or less to be cash equivalents. The Company's cash is deposited in bank accounts with the Company's primary cash management bank. The Company places its cash and cash equivalents in highly liquid instruments with, and in the custody of, financial institutions with high credit ratings and limits the amounts invested with any one institution, type of security and issuer. The Company did not have any cash equivalents or investments in money market funds as of December 31, 2013 and 2012.

Concentration of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable. The Company maintains its cash accounts in excess of federally insured limits. However, management believes the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which these deposits are held.

The Company extends credit to customers in the normal course of business and performs ongoing credit evaluations of its customers. Concentrations of credit risk with respect to accounts receivable exist to the full extent of amounts presented in the consolidated financial statements. The Company performs ongoing credit evaluations of its customers and does not require collateral from its customers to secure accounts receivable.

Accounts receivable are derived from the sale of products shipped and services performed for customers located in the U.S. and throughout the world. Invoices are aged based on contractual terms with the customer. The Company reviews its accounts receivable for collectability and provides an allowance for credit losses, as needed. The Company has not experienced any losses related to accounts receivable as of December 31, 2013 and 2012.

Many of the sales contracts with customers outside of the U.S. are settled in a foreign currency other than the U.S. dollar. The Company does not enter into any foreign currency hedging agreements and is susceptible to gains and losses from foreign currency fluctuations. To date, the Company has not experienced significant gains or losses upon settling foreign contracts.

In 2013, the Company had two customers with accounts receivable balances totaling 10% or more of the Company's total accounts receivable (28% and 19%), compared with four customers in 2012 (26%, 24%, 21% and 17%).

In 2013, the Company had three customers with net revenue balances of 10% or more of the Company's total customer revenue (24%, 12% and 10%), compared with four customers in 2012 (32%, 15%, 12% and 10%).

Inventories, net

Inventories are recorded at the lower of cost or market value. Cost is principally determined using the average cost method. Parts from vendors are received and recorded as raw material. Once the raw materials are incorporated in the fabrication of the product, the related value of the component is recorded as work in progress ("WIP"). Direct and indirect labor and applicable overhead costs are also allocated and recorded to WIP inventory. Finished goods are comprised of completed products that are ready for customer shipment. The Company periodically evaluates the carrying value of inventory on hand for potential excess amounts over sales and forecasted demand. Excess and obsolete inventories identified would be recorded as an inventory impairment charge to the consolidated statement of operations.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and are depreciated on a straight-line basis over the estimated useful lives of the assets, generally ranging from three to five years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the related terms of the leases, generally ranging from five to ten years.

The costs of repairs and maintenance are expensed when incurred, while expenditures for refurbishments and improvements that significantly add to the productive capacity or extend the useful life of an asset are capitalized. When assets are retired or sold, the asset cost and related accumulated depreciation or amortization are removed from the accompanying consolidated balance sheets, with any gain or loss reflected in the accompanying consolidated statements of operations.

Impairment of Long-Lived Assets

The Company assesses the impairment of long-lived assets whenever events or changes in circumstances indicate that their carrying value may not be recoverable from the estimated future cash flows expected to result from their use or eventual disposition. The Company's long-lived assets subject to this evaluation include only property and equipment. If estimates of future undiscounted net cash flows are insufficient to recover the carrying value of the assets, the Company will record an impairment loss in the amount by which the carrying value of the assets exceeds the fair value. If the assets are determined to be recoverable, but the useful lives are shorter than originally estimated, the Company will depreciate or amortize the net book value of the assets over the newly determined remaining useful lives. For each of the years ended December 31, 2013 and 2012, none of the Company's property and equipment was determined to be impaired. Accordingly, no impairment loss has been recognized.

Convertible Debt Instruments

The Company accounts for hybrid contracts that feature conversion options in accordance with applicable GAAP. Accounting Standards Codification ("ASC") 815, Derivatives and Hedging Activities, ("ASC 815") requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria includes circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

Conversion options that contain variable settlement features such as provisions to adjust the conversion price upon subsequent issuances of equity or equity linked securities at exercise prices more favorable than that featured in the hybrid contract generally result in their bifurcation from the host instrument.

The Company accounts for convertible instruments, when the Company has determined that the embedded conversion options should not be bifurcated from their host instruments, in accordance with ASC 470-20, Debt with Conversion and Other Options ("ASC 470-20"). Under ASC 470-20 the Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. The Company accounts for convertible instruments (when the Company has determined that the embedded conversion options should be bifurcated from their host instruments) in accordance with ASC 815.  Under ASC 815, a portion of the proceeds received upon the issuance of the hybrid contract are allocated to the fair value of the derivative. The derivative is subsequently marked to market at each reporting date based on current fair value, with the changes in fair value reported in results of operations.

The Company also follows ASC 480-10, Distinguishing Liabilities from Equity ("ASC 480-10") in its evaluation of the accounting for a hybrid instrument. A financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares shall be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception (for example, a payable settleable with a variable number of the issuer's equity shares); (b) variations in something other than the fair value of the issuer's equity shares (for example, a financial instrument indexed to the Standard and Poor's S&P 500 Index and settleable with a variable number of the issuer's equity shares); or (c) variations inversely related to changes in the fair value of the issuer's equity shares (for example, a written put option that could be net share settled). Hybrid instruments meeting these criteria are not further evaluated for any embedded derivatives, and are carried as a liability at fair value at each balance sheet date with remeasurements reported in interest expense in the accompanying consolidated statements of operations.

Warrants Issued in Connection with Financings

The Company generally accounts for warrants issued in connection with debt and equity financings as a component of equity, unless the warrants include a conditional obligation to issue a variable number of shares or there is a deemed possibility that the Company may need to settle the warrants in cash. For warrants issued with a conditional obligation to issue a variable number of shares or the deemed possibility of a cash settlement, the Company records the fair value of the warrants as a liability at each balance sheet date and records changes in fair value in other income (expense) in the accompanying consolidated statements of operations.

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements ("ASC 820") clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.

ASC 820 requires that the valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. ASC 820 establishes a three tier value hierarchy, which prioritizes inputs that may be used to measure fair value as follows:

•	Level 1-Observable inputs that reflect quoted prices for identical assets or liabilities in active markets.

•	Level 2-Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3-Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amounts of current assets, current liabilities and the non-current portion of customer advances and deferred revenues approximate their fair values because of the relatively short periods until they mature or are required to be settled. The fair values of the notes payable also approximate their fair values because of the relatively short periods until they mature. A majority of the notes are payable in 2014 and 2015. The fair value of convertible debt is based on its settlement value "as if" conversion occurred on the reporting date, and stock options and preferred stock warrant liabilities are estimated using the Black-Scholes option pricing model, all as more fully discussed in their respective footnotes.

Deferred Rent

Deferred rent consists of the difference between cash payments and the recognition of rent expense on a straight-line basis over the life of the lease.

Revenue and Cost of Revenue Recognition

When collaboration, other research arrangements and product sales include multiple-element revenue arrangements, the Company accounts for these transactions by identifying the elements, or deliverables, included in the arrangement and determining which deliverables are separable for accounting purposes. The Company considers delivered items to be a separate unit of accounting if the delivered item(s) have stand-alone value to the customer and delivery or performance of the undelivered item is considered probable and substantially in the control of the vendor.

The Company recognizes revenue when the four basic criteria of revenue recognition are met:

•	Persuasive evidence of an arrangement exists. Customer contracts and purchase orders are generally used to determine the existence of an arrangement.

•	The transfer of technology or products has been completed or services have been rendered. Customer acceptance, when applicable, is used to verify delivery.

•	The sales price is fixed or determinable. The Company assesses whether the cost is fixed or determinable based on the payment terms associated with the transaction and whether the sales price is subject to refund or adjustment.

•	Collectability is reasonably assured. The Company assesses collectability based primarily on the creditworthiness of the customer as determined by credit checks and analysis as well as the customer's payment history.

Beginning in 2012, with the commercialization of the Ekso, the Company began to recognize revenue from the sales of the Ekso and related services.

Medical Device Revenue and Cost of Revenue Recognition

The Company builds medical devices called the Ekso for sale and capitalizes into inventory materials, direct and indirect labor and overhead in connection with manufacture and assembly of these units.

In a typical Ekso sales arrangement, the Company is obligated to deliver to the customer the Ekso unit and related software (the software is essential to the unit's functionality), post-sale training, technical support and maintenance. Because of the uniqueness of the Ekso unit and its use, none of these deliverables has standalone value to the customer. Accordingly, once a sales arrangement with a fixed or determinable price and reasonably assured payment is in place, the entire arrangement is accounted for as a single unit of accounting. The total sales price for the delivered and undelivered elements are deferred and amortized to revenue beginning at the completion of training on a straight line basis over the maintenance period, usually three years, which is the last delivered item.

Because of the limited guidance about how to account for costs associated with a delivered item that cannot be separated from the undelivered items, the accounting for such costs must be based on the conceptual framework and analogies to the limited guidance that does exists. Accordingly, the Company accounts for the costs of the delivered items following, by analogy, the guidance in Accounting Standards Codification ("ASC") 310-20, Nonrefundable Fees and Other Costs ("ASC 310-20"). Under this guidance, upon completion of training, the costs capitalized into inventory including direct material, direct and indirect labor, as well as overhead costs are deferred and then amortized to costs of sales on the same basis as deferred revenue. The Company's inclusion of indirect labor and overhead costs are included in inventory because, under the conceptual framework, they add value to the Ekso unit and are otherwise appropriate inventory costs. Since the Company has an enforceable contract for the remaining deliverables and the entire arrangement is expected to generate positive margins, realization of the capitalized costs is probable and, as such, deferring and amortizing them on the same basis as deferred revenue is appropriate.

At the time of shipment to the customer, the related inventory is reclassified to deferred cost of revenue where it is amortized to cost of revenue over the same period that revenue is recognized. All costs incurred subsequent to the date of shipment are expensed as incurred. The cost of medical device revenue includes expenses associated with the manufacture and delivery of devices including materials, payroll, benefits, subcontractor expenses, depreciation of manufacturing equipment, excess and obsolete inventory costs, and shipping charges.

Engineering Services Revenue and Cost of Revenue

The Company enters into technology license agreements that typically provide for annual minimum access fees. When these annual minimum payments have separate stand-alone values, the Company recognizes revenue when the technology is transferred or accessed, provided that the technology transferred or accessed is not dependent on the outcome of continuing research and/or other development efforts.

Collaborative arrangements typically consist of cost reimbursements for specific engineering and development spending, and future product royalty payments. Cost reimbursements for engineering and development spending are recognized as the related project labor hours are incurred in relation to all labor hours and when collectability is reasonably assured. Amounts received in advance are recorded as deferred revenue until the technology is transferred, services are rendered, or milestones are reached. Product royalty payments are recorded when earned under the arrangement.

Government grants, which support the Company's research efforts in specific projects, generally provide for reimbursement of approved costs as defined in the notices of grant awards. Grant revenue is recognized as the associated project labor hours are incurred in relation to total labor hours. There are some grants, like the National Science Foundation grants, which the Company draws upon and spends based on budgets preapproved by the grantor.

The cost of engineering services revenue includes payroll and benefits, subcontractor expenses and materials. All costs related to engineering services are expensed as incurred and reported as cost of revenue.

Research and Development

Research and development costs consist of costs incurred for the Company's own internal research and development activities. These costs primarily include salaries and other personnel-related expenses, contractor fees, facility costs, supplies, and depreciation of equipment associated with the design and development of new products prior to the establishment of their technological feasibility. Such costs are expensed as incurred.

Advertising and Marketing Costs

Advertising and marketing costs are charged to sales and marketing expense as incurred. Advertising and marketing expense was $113,223 and $518,747 for the years ended December 31, 2013 and 2012, respectively.

Shipping Costs

Amounts billed to customers for shipping costs are recognized as revenue. Costs incurred to ship devices from the Company's manufacturing facility are recorded in cost of revenues. Shipping revenues and costs were immaterial for all periods presented.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under this method, income tax expense or benefit is recognized for the amount of taxes payable or refundable for the current year and for deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the Company's consolidated financial statements or tax returns. The Company accounts for any income tax contingencies in accordance with accounting guidance for income taxes. The measurement of current and deferred tax assets and liabilities is based on provisions of currently enacted tax laws. The effects of any future changes in tax laws or rates have not been considered.

For the preparation of the Company's consolidated financial statements included herein, the Company estimates its income taxes and tax contingencies in each of the tax jurisdictions in which it operates prior to the completion and filing of its tax returns. This process involves estimating actual current tax expense together with assessing temporary differences resulting from differing treatment of items, such as deferred revenue, for tax and accounting purposes. These differences result in net deferred tax assets and liabilities. The Company must then assess the likelihood that the deferred tax assets will be realizable, and to the extent they believe that realizability is not likely, the Company must establish a valuation allowance. In assessing the need for any additional valuation allowance, the Company considers all the evidence available to it, both positive and negative, including historical levels of income, legislative developments, expectations and risks associated with estimates of future taxable income, and ongoing prudent and feasible tax planning strategies.

Stock-based Compensation

The Company measures stock-based compensation expense for all stock-based awards made to employees and directors based on the estimated fair value of the award on the date of grant using the Black-Scholes option pricing model and recognizes the fair value less estimated forfeitures, on a straight-line basis over the requisite service periods of the awards. Stock-based awards made to non-employees are measured and recognized based on the estimated fair value on the vesting date and are remeasured at each reporting period.

The Company's determination of the fair value of stock-based awards on the date of grant using the Black-Scholes option pricing model is affected by the Company's stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to the Company's expected stock price volatility over the term of the awards, and actual and projected employee stock option exercise behaviors. Because there is insufficient information available to estimate the expected term of the stock-based awards, we adopted the simplified method of estimating the expected term pursuant to SEC Staff Accounting Bulletin No. 110. On this basis, we estimated the expected term of options granted by taking the average of the vesting term and the contractual term of the option.

The Company has, from time to time, modified the terms of its stock options to employees. The Company accounts for the incremental increase in the fair value over the original award on the date of the modification as an expense for vested awards or over the remaining service (vesting) period for unvested awards. The incremental compensation cost is the excess of the fair value based measure of the modified award on the date of modification over the fair value of the original award immediately before the modification.

Comprehensive Income/(Loss)

ASC 220, Comprehensive Income requires that an entity's change in equity (or net assets) be reported if it arises from transactions and other events having non-owner sources. Comprehensive loss for the periods presented was comprised solely of the Company's consolidated net loss. The comprehensive loss for the years ended December 31, 2013 and 2012 was $11,887,374 and $15,041,958, respectively. There were no other changes in equity that were excluded from the Company's consolidated net loss for all periods presented.

Recently Adopted Accounting Standards

In February 2013, the Financial Accounting Standards Board (''FASB'') issued Accounting Standards Update ("ASU") 2013-02, Comprehensive Income (ASC Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The new ASU requires entities to disclose in a single location (either on the face of the financial statement that reports net income or in the notes) the effects of reclassifications out of accumulated other comprehensive income (''AOCI''). For items reclassified out of AOCI and into net income in their entirety, entities must disclose the effect of the reclassification on each affected net income item. For AOCI reclassification items that are not reclassified in their entirety into net income, entities must provide a cross-reference to other required U.S. GAAP disclosures. There is no change in the requirement to present the components of net income and other comprehensive income in either a single continuous statement or two separate consecutive statements. The ASU does not change the items currently reported in other comprehensive income.

For public entities, the new disclosure requirements are effective for annual reporting periods beginning after December 15, 2012, and interim periods within those years (i.e., the second quarter of 2013 for entities with calendar year-ends). For nonpublic entities, ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2013. The ASU applies prospectively, and early adoption is permitted. The adoption of this ASU did not have a material impact on the Company's consolidated financial statements as of and for the years ended December 31, 2013 and 2012.